Equity - Equity-Based Incentive Compensation - Performance Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Equity-Based Incentive Compensation
Percentage of outstanding stock maximum	10.00%
Incremental percentage of outstanding stock, maximum	10.00%
Performance awards
Equity-Based Incentive Compensation
Units granted (in units)	224,000	932,309	1,041,073
Units vested and issued (in units)			(349,691)
Expense recorded	$ 5,300	$ 7,200	$ 16,400
Estimated future equity-based compensation expense
2019	4,200
2020	1,987
2021	406
Total	$ 6,593
Performance awards | Less than 50%
Equity-Based Incentive Compensation
Potential percentage payout of common units	0.00%
Performance awards | 50%-75% | Minimum
Equity-Based Incentive Compensation
Potential percentage payout of common units	50.00%
Performance awards | 50%-75% | Maximum
Equity-Based Incentive Compensation
Potential percentage payout of common units	100.00%
Performance awards | 75%-90% | Minimum
Equity-Based Incentive Compensation
Potential percentage payout of common units	100.00%
Performance awards | 75%-90% | Maximum
Equity-Based Incentive Compensation
Potential percentage payout of common units	200.00%
Performance awards | Above 90%
Equity-Based Incentive Compensation
Potential percentage payout of common units	200.00%
Restricted units
Equity-Based Incentive Compensation
Number of units available for grant	1,300,000
Vesting on July 1, 2017 | Performance awards
Equity-Based Incentive Compensation
Units vested and issued (in units)	0